INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	US Dollars
Figures in millions	2022	2021	2020
Carrying value
Investments in associates	37	43	47
Investments in joint ventures	1,063	1,604	1,604
	1,100	1,647	1,651
Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.

Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2022	2021	2020
Aggregate statement of profit or loss for associates (attributable)
Revenue	31	36	29
Operating (expenses) income (1)	(14)	(16)	(6)
Taxation	(3)	(2)	—
Profit (loss) for the year	14	18	23
Total comprehensive profit (loss) for the year, net of tax	14	18	23
(1) Includes share of associate profit.
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2022	2021	2020
Kibali Goldmines S.A.(1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2022	2021	2020

Carrying value of joint ventures
Kibali	1,063	1,604	1,604

(Impairment) reversal of investments in joint ventures
Yatela (note 7)	(1)	—	—

The cumulative unrecognised share of losses of the joint ventures:
Yatela	2	2	1
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2022	2021	2020

Statement of profit or loss
Revenue and other income	1,329	1,470	1,443
Other operating costs and expenses	(588)	(551)	(541)
Amortisation of tangible and intangible assets	(208)	(244)	(241)
Finance costs, unwinding of obligations and cash repatriation fee	(50)	(6)	(6)
Interest received	5	6	7
Taxation	(156)	(181)	(157)
Profit for the year	332	494	505
Total comprehensive income for the year, net of tax	332	494	505
Dividends received from joint venture (attributable)	694	231	140

	US Dollars
Figures in millions	2022	2021	2020

Statement of financial position
Non-current assets	2,420	2,361	2,459
Current assets	201	162	120
Cash and cash equivalents (2)	92	1,115	944
Total assets	2,713	3,638	3,523

Non-current financial liabilities	51	44	50
Other non-current liabilities	320	226	118
Current financial liabilities	56	14	15
Other current liabilities	105	107	106
Total liabilities	532	391	289

Net assets	2,181	3,247	3,234
Group’s share of net assets	1,091	1,624	1,617
Other (3)	(28)	(20)	(13)
Carrying amount of interest in joint venture	1,063	1,604	1,604
(1)    At the end of January and in early February 2022, Kibali Goldmines S.A., which owns and operates the Kibali gold mine in the Democratic Republic of the Congo, received fifteen claims from the Direction Générale des Douanes et Accises (“Customs Authority”) concerning customs duties. The Customs Authority claims that incorrect import duty tariffs have been applied to the importation of certain consumables and equipment for the Kibali gold mine. In addition, they claim that the exemption available to Kibali Goldmines S.A., which was granted in relation to the original mining lease, no longer applies. Finally, the Customs Authority claims that a service fee paid on the exportation of gold was paid to the wrong government body. The claims, including substantial penalties and interest, total $339m* (AngloGold Ashanti attributable share: $153m). Five of these claims, totalling $256m*, have been closed and we await closure minutes, before settling $4.5m*. However, discussions are ongoing on the remaining $83m*, dealing with a 1% service fee on gold sales, which is being claimed by two different departments. Based on discussions with the minister of finance we anticipate to settle for no more than $8m* and therefore a total provision of $12.5m* was raised for these customs matters.

(2)    Kibali cash and cash equivalents are subject to various steps before they can be distributed to joint venture shareholders. Cash balances were reduced in 2022 due to repatriations in the form of dividends and repayment of shareholder loans.

(3)    Includes amounts relating to additional costs and contributions at acquisition as well as minority interests.

*    100% (not attributable).